Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	£ (30,521)	£ (22,451)	£ (32,030)
Tax on loss at standard U.K. tax rate	(7,630)	(5,613)	(7,533)
Expenses not deductible	2,910	538	4,818
Deduction for R&D	(0)		(7,394)
Losses surrendered for R&D tax credit	0		7,394
Deferred tax - prior year adjustment			1
Overseas tax payable - current year	0		1
R&D tax credit - U.S.	(12)	32	(48)
R&D tax credit - current year	(0)		(4,558)
R&D tax credit - additional tax deduction for R&D	(1,020)	(2,863)
R&D tax credit - losses utilized for R&D tax credit	926	2,600
R&D tax credit - prior years	123	106	206
Deferred tax asset not recognized	3,535	1,746	2,715
Income tax credit	£ (1,168)	£ (3,454)	£ (4,398)